COMMITMENTS AND CONTINGENCIES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Operating lease cost	$ 3,007	$ 3,412
Amortization of right of use assets	2,450	2,842
Interest on lease liabilities	500	555
Total lease cost	$ 5,957	$ 6,809